Commitments and Contingencies - Schedule of Elements of Lease Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating lease expense:
Operating lease expense	$ 898,587	$ 857,093
Finance lease expense:
Amortization of lease assets	104,145	92,308
Interest on lease liabilities	47,126	48,857
Total finance lease cost	151,271	141,165
Short term lease expense	396,077	678,755
Variable lease expense	814,532	383,788
Total lease expense	$ 2,260,467	$ 2,060,801